Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Summary of estimated useful lives of property, equipment and leasehold improvement

Category	Estimated useful lives
Electronic equipment	3-5 years
Furniture and office equipment	2-8 years
Machinery and equipment	2-15 years
Transportation equipment	4-5 years
Office building	40-50 years
Leasehold improvement	The shorter of the term of the lease or the estimated useful lives of the assets

Summary of estimated useful lives of intangible assets

Category	Estimated useful lives
License of copyright	2-10 years
Purchased software	2-5 years
Trademark	2-10 years
Brands	10 years
Channel relations	5-6 years
IT system	4 years